Summary Of Significant Accounting Policies - Schedule Of Reclassification of Stock Based Compensation (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cost of services	$ 10,778	$ 10,367	$ 40,290	$ 36,399	$ 30,797
Gross Profit	28,022	22,294	111,243	79,700	76,517
Sales and marketing	19,301	14,041	76,545	61,901	50,269
General and administrative			36,872	24,614	19,102
Research and development	4,102	2,894	12,204	11,148	8,244
Services [Member]
Cost of services	$ 5,585	$ 7,012	26,089	24,727	21,724
Stock Based Compensation Expense [Member]
Gross Profit			75,715	79,700	76,517
Sales and marketing			49,881	61,901	50,269
General and administrative			20,918	24,614	19,102
Research and development			8,760	11,148	8,244
Stock Based Compensation Expense [Member] | As Previously Reported [Member]
Gross Profit			76,031	80,115	76,674
Sales and marketing			40,654	53,735	49,884
General and administrative			30,656	33,473	19,786
Research and development			8,564	10,870	8,101
Stock Based Compensation Expense [Member] | Revision of Prior Period, Error Correction, Adjustment [Member]
Gross Profit			(316)	(415)	(157)
Sales and marketing			9,227	8,166	385
General and administrative			(9,738)	(8,859)	(684)
Research and development			196	278	143
Stock Based Compensation Expense [Member] | Services [Member]
Cost of services			19,605	24,727	21,724
Stock Based Compensation Expense [Member] | Services [Member] | As Previously Reported [Member]
Cost of services			19,289	24,312	21,567
Stock Based Compensation Expense [Member] | Services [Member] | Revision of Prior Period, Error Correction, Adjustment [Member]
Cost of services			$ 316	$ 415	$ 157